NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Basic Net Income (Loss) per share
Net loss applicable to shareholders	$ (42,304)	$ (21,520)
Diluted Net Income (Loss) per share
Net Loss	$ (42,304)	$ (21,520)
Weighted average number of shares outstanding	3,019,259	2,724,467
Basic net loss/dilutive net loss per share	$ (14.01)	$ (7.90)
Stock Options
Diluted Net Income (Loss) per share
Anti-dilutive securities	276,728
Warrants
Diluted Net Income (Loss) per share
Anti-dilutive securities	10,084,062